SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.8%

Asia - 5.6%

Japan - 4.6%
Keyence Corp.	200	92,601
Recruit Holdings Co., Ltd.	3,100	135,750
Sony Group Corp., ADR	1,925	165,050
Terumo Corp.	5,200	94,791

		488,192

Singapore - 1.0%
Singapore Technologies Engineering, Ltd.	37,400	111,348

Europe - 35.7%

Denmark - 0.5%
Novo Nordisk A/S, ADR	400	51,360

France - 1.8%
Forvia SE *	2,358	35,755
Safran SA, ADR	2,750	155,787

		191,542

Germany - 6.3%
Allianz SE, ADR	8,800	263,384
Deutsche Post AG	1,550	66,747
Infineon Technologies AG	1,225	41,650
Muenchener Rueckversicherungs AG	275	134,190
Siemens AG, ADR	1,775	169,388

		675,359

Ireland - 6.5%
Accenture, PLC	750	259,957
CRH, PLC	1,200	103,512
Medtronic, PLC	725	63,184
Trane Technologies, PLC	875	262,675

		689,328

Netherlands - 0.6%
ASML Holding NV	65	63,081

Spain - 1.9%
Iberdrola SA, ADR	4,050	201,893

Switzerland - 4.0%
Chubb, Ltd.	250	64,782
Logitech International SA	850	75,965
Lonza Group AG	185	110,813
Nestle SA, ADR	1,200	127,440
Novartis AG, ADR	450	43,529

		422,529

United Kingdom - 14.1%
AstraZeneca, PLC, ADR	3,625	245,594
BAE Systems, PLC, ADR	3,200	221,920
Coca-Cola Europacific Partners, PLC	2,100	146,895
Compass Group, PLC	3,600	105,551
Diageo, PLC, ADR	785	116,761
Entain, PLC	10,225	102,908
Man Group, PLC	55,725	188,071
RELX, PLC, ADR	4,700	203,463
Rentokil Initial, PLC, ADR	2,375	71,606

Name of Issuer	Quantity	Fair Value ($)

Smith & Nephew, PLC	8,050	100,750

		1,503,519

North America - 56.5%

United States - 56.5%
Adobe, Inc. *	450	227,070
AES Corp.	3,025	54,238
Alphabet, Inc. - Class A *	2,500	377,325
Apple, Inc.	3,600	617,328
Broadcom, Inc.	125	165,676
Cheniere Energy, Inc.	775	124,992
Dexcom, Inc. *	1,080	149,796
Ecolab, Inc.	325	75,042
FedEx Corp.	375	108,653
Gilead Sciences, Inc.	1,190	87,168
Goldman Sachs Group, Inc.	600	250,614
Home Depot, Inc.	745	285,782
Johnson & Johnson	1,175	185,873
JPMorgan Chase & Co.	1,075	215,322
Lockheed Martin Corp.	275	125,089
Microsoft Corp.	2,000	841,440
NIKE, Inc.	850	79,883
NVIDIA Corp.	1,000	903,560
PepsiCo, Inc.	875	153,134
salesforce.com, Inc.	850	256,003
Starbucks Corp.	1,000	91,390
T Rowe Price Group, Inc.	475	57,912
TJX Cos., Inc.	1,380	139,960
UnitedHealth Group, Inc.	500	247,350
Visa, Inc.	475	132,563
Williams Cos., Inc.	1,800	70,146

		6,023,309

Total Common Stocks (cost: $5,490,743)		10,421,460

Short-Term Securities - 2.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $236,831)	236,831	236,831

Total Investments in Securities - 100.0% (cost $5,727,574)		10,658,291

Other Assets and Liabilities, net - (0.0)%		(1,874)

Net Assets - 100.0%		$10,656,417

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit ESG Growth Fund (Continued)

Portfolio Structure - By Sector	(% of Total Net Assets)
Technology Services	19.7%
Electronic Technology	18.4
Finance	11.0
Health Technology	10.6
Producer Manufacturing	10.2
Consumer Services	6.0
Consumer Non-Durables	5.9
Retail Trade	4.0
Utilities	2.4
Health Services	2.3
Industrial Services	1.8
Transportation	1.6
Consumer Durables	1.5
Non-Energy Minerals	1.0
Process Industries	0.7
Commercial Services	0.7
Short-Term Securities	2.2

100.0
Other Assets and Liabilities, net	(0.0)

100.0%

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Denmark	51,360	—	—	51,360
France	191,542	—	—	191,542
Germany	675,359	—	—	675,359
Ireland	689,328	—	—	689,328
Japan	488,192	—	—	488,192
Netherlands	63,081	—	—	63,081
Singapore	111,348	—	—	111,348
Spain	201,893	—	—	201,893
Switzerland	422,529	—	—	422,529
United Kingdom	1,503,519	—	—	1,503,519
United States	6,023,309	—	—	6,023,309
Short-Term Securities	236,831	—	—	236,831
Total:	10,658,291	—	—	10,658,291

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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